DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Argentina - 0.0%
Despegar.com Corp.*	4,860	$42,039
Grupo Financiero Galicia SA, ADR(a)	9,725	84,413
Telecom Argentina SA, ADR*	12,010	58,249

(Cost $219,693)		184,701

Brazil - 2.4%
Ambev SA	251,903	716,200
Americanas SA*	32,935	176,784
Atacadao SA	14,300	38,809
B3 SA - Brasil Bolsa Balcao	582,206	1,145,107
Banco Bradesco SA	128,782	388,034
Banco BTG Pactual SA	113,857	422,077
Banco do Brasil SA	82,177	463,211
Banco Inter SA	34,137	218,952
Banco Santander Brasil SA	32,709	190,858
BB Seguridade Participacoes SA	66,448	245,622
BRF SA*	32,937	115,161
CCR SA	40,712	88,723
Cia de Saneamento Basico do Estado de Sao Paulo	20,303	121,056
Cia Siderurgica Nacional SA	25,737	99,145
Cielo SA	109,852	40,256
Energisa SA	17,730	142,784
Equatorial Energia SA	31,220	124,744
Getnet Adquirencia e Servicos para Meios de Pagamento SA*	8,177	5,501
Hapvida Participacoes e Investimentos SA, 144A	79,313	153,188
Hypera SA	28,307	135,906
Itau Unibanco Holding SA	42,145	149,968
Klabin SA	37,854	159,963
Localiza Rent a Car SA	34,137	308,878
Lojas Renner SA	61,454	309,519
Magazine Luiza SA	158,000	218,176
Multiplan Empreendimentos Imobiliarios SA	21,157	73,412
Natura & Co. Holding SA*	85,263	402,870
Notre Dame Intermedica Participacoes SA	42,714	464,749
Pagseguro Digital Ltd., Class A*(a)	15,442	394,697
Raia Drogasil SA	111,854	443,166
Rede D’Or Sao Luiz SA, 144A	59,586	529,229
Rumo SA*	124,493	387,233
Sendas Distribuidora SA	63,589	143,532
StoneCo Ltd., Class A*	12,012	187,387
Suzano SA*	44,718	444,595
Telefonica Brasil SA	24,589	218,916
TIM SA	33,223	81,166
Via S/A*	118,434	118,882
WEG SA	83,318	475,395
XP, Inc.*	11,539	326,846
XP, Inc., Class A*	11,438	328,042

(Cost $16,121,675)		11,198,739

Chile - 0.2%
Banco de Chile	2,628,237	252,378
Banco de Credito e Inversiones SA	6,290	211,401
Banco Santander Chile	6,352,322	282,119
Cencosud SA	78,746	124,767
Cencosud Shopping SA	25,000	26,323
Empresas CMPC SA	61,859	99,496
Falabella SA	50,148	154,096

(Cost $1,338,085)		1,150,580

China - 33.8%
360 Security Technology, Inc., Class A*	23,500	44,075
51job, Inc., ADR*	3,431	197,969
AAC Technologies Holdings, Inc.	42,713	186,284
Agile Group Holdings Ltd.	56,152	37,022
Agricultural Bank of China Ltd., Class A	476,600	217,491
Agricultural Bank of China Ltd., Class H	2,648,998	873,275
Aier Eye Hospital Group Co. Ltd., Class A	18,700	125,158
Air China Ltd., Class A*	76,800	96,108
Air China Ltd., Class H*	144,847	91,228
Airtac International Group	4,577	140,745
Alibaba Group Holding Ltd., ADR*	106,247	13,549,680
A-Living Smart City Services Co. Ltd., 144A	49,294	116,219
Aluminum Corp. of China Ltd., Class A*	105,400	85,948
Aluminum Corp. of China Ltd., Class H*	249,044	122,352
Angang Steel Co. Ltd., Class A	134,500	76,564
Angang Steel Co. Ltd., Class H	139,129	62,106
Anhui Conch Cement Co. Ltd., Class A	28,600	162,446
Anhui Conch Cement Co. Ltd., Class H	62,729	285,247
ANTA Sports Products Ltd.	63,587	1,013,040
Autohome, Inc., ADR	3,430	117,203
Baidu, Inc., ADR*	16,300	2,442,392
Bank of Beijing Co. Ltd., Class A	129,600	89,017
Bank of China Ltd., Class A	187,300	89,584
Bank of China Ltd., Class H	4,719,911	1,640,739
Bank of Communications Co. Ltd., Class A	288,500	206,755
Bank of Communications Co. Ltd., Class H	658,299	383,368
Bank of Jiangsu Co. Ltd., Class A	91,200	84,237
Bank of Nanjing Co. Ltd., Class A	52,600	74,815
Bank of Ningbo Co. Ltd., Class A(b)	28,600	174,376
Bank of Shanghai Co. Ltd., Class A	91,200	102,257
Baoshan Iron & Steel Co. Ltd., Class A	86,200	88,135
BBMG Corp., Class A	231,100	97,487
BeiGene Ltd., ADR*	4,287	1,489,861
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	211,500	149,914
Bilibili, Inc., ADR*(a)	13,727	906,119
BOE Technology Group Co. Ltd., Class A	153,700	116,176
BYD Co. Ltd., Class A	5,700	272,359
BYD Co. Ltd., Class H	47,292	1,858,716

By-health Co. Ltd., Class A	3,000	11,074
CanSino Biologics, Inc., Class H, 144A*(a)	3,717	81,722
CGN Power Co. Ltd., Class A	35,000	15,917
CGN Power Co. Ltd., Class H, 144A	1,286,326	353,103
Changchun High & New Technology Industry Group, Inc., Class A	1,000	44,439
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,700	91,879
China Bohai Bank Co. Ltd., Class H, 144A	192,887	57,402
China Cinda Asset Management Co. Ltd., Class H	415,336	66,596
China CITIC Bank Corp. Ltd., Class H	503,513	216,367
China Conch Venture Holdings Ltd.	67,875	331,284
China Construction Bank Corp., Class A	86,200	77,862
China Construction Bank Corp., Class H	8,816,388	5,745,012
China Eastern Airlines Corp. Ltd., Class A*	38,500	28,135
China Everbright Bank Co. Ltd., Class A	221,200	116,205
China Everbright Bank Co. Ltd., Class H	366,487	125,988
China Evergrande Group(a)	113,630	33,378
China Feihe Ltd., 144A	88,694	118,094
China Galaxy Securities Co. Ltd., Class H	233,885	129,005
China Hongqiao Group Ltd.	137,414	133,257
China International Capital Corp. Ltd., Class H, 144A	120,152	291,293
China International Marine Containers Group Co. Ltd., Class H	36,139	66,105
China Lesso Group Holdings Ltd.	81,890	119,539
China Life Insurance Co. Ltd., Class A	23,500	108,898
China Life Insurance Co. Ltd., Class H	691,728	1,139,297
China Literature Ltd., 144A*	33,224	233,118
China Merchants Bank Co. Ltd., Class A	124,800	968,558
China Merchants Bank Co. Ltd., Class H	391,032	3,024,587
China Merchants Securities Co. Ltd., Class A	43,000	114,768
China Merchants Securities Co. Ltd., Class H, 144A	19,400	28,916
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	8,800	15,801
China Minsheng Banking Corp. Ltd., Class A	173,000	105,533
China Minsheng Banking Corp. Ltd., Class H	353,155	135,901
China Molybdenum Co. Ltd., Class H	202,036	124,655
China National Building Material Co. Ltd., Class H	202,326	218,525
China National Nuclear Power Co. Ltd., Class A	124,800	133,668
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	18,700	157,826
China Pacific Insurance Group Co. Ltd., Class A	33,400	141,889
China Pacific Insurance Group Co. Ltd., Class H	138,139	400,462
China Railway Group Ltd., Class A	139,500	115,943
China Railway Group Ltd., Class H	240,751	114,572
China Railway Signal & Communication Corp. Ltd., Class H, 144A	278,779	97,982
China Resources Mixc Lifestyle Services Ltd., 144A	36,136	178,922
China Resources Pharmaceutical Group Ltd., 144A	44,163	19,204
China Southern Airlines Co. Ltd., Class H*	166,008	91,779
China State Construction Engineering Corp. Ltd., Class A	206,700	150,402
China Tower Corp. Ltd., Class H, 144A	2,012,468	255,565
China Vanke Co. Ltd., Class A	52,600	150,619
China Vanke Co. Ltd., Class H	102,545	232,296
China Yangtze Power Co. Ltd., Class A(b)	129,600	396,918
Chongqing Changan Automobile Co. Ltd., Class A	23,500	64,012
Chongqing Rural Commercial Bank Co. Ltd., Class H	196,892	67,181
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,800	117,222
CIFI Holdings Group Co. Ltd.	216,158	117,841
CITIC Securities Co. Ltd., Class A	52,600	196,069
CITIC Securities Co. Ltd., Class H	116,267	277,400
Contemporary Amperex Technology Co. Ltd., Class A	14,200	1,514,227
COSCO SHIPPING Holdings Co. Ltd., Class A*	47,700	129,931
COSCO SHIPPING Holdings Co. Ltd., Class H*	189,169	323,700
Country Garden Holdings Co. Ltd.	484,646	427,710
Country Garden Services Holdings Co. Ltd.	98,703	596,965
CSC Financial Co. Ltd., Class H, 144A	80,748	84,002
Dada Nexus Ltd., ADR*	17,728	320,345
Dali Foods Group Co. Ltd., 144A	110,428	58,076
Dongfeng Motor Group Co. Ltd., Class H	96,413	89,539
East Money Information Co. Ltd., Class A	38,200	207,508
Ecovacs Robotics Co. Ltd., Class A	1,300	33,419
Eve Energy Co. Ltd., Class A	9,300	213,276
Everbright Securities Co. Ltd., Class A	33,400	75,685
Evergrande Property Services Group Ltd., 144A*	222,737	109,142
Flat Glass Group Co. Ltd., Class H(a)	36,994	162,291
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,300	75,725
Foxconn Industrial Internet Co. Ltd., Class A	43,000	75,321
Fuyao Glass Industry Group Co. Ltd., Class A	9,300	67,072
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	28,935	159,413
Ganfeng Lithium Co. Ltd., Class A	4,300	112,954
Ganfeng Lithium Co. Ltd., Class H, 144A	12,870	251,099
Gaotu Techedu, Inc., ADR*(a)	24,020	64,133
GDS Holdings Ltd., ADR*(a)	17,157	961,478
GF Securities Co. Ltd., Class A	30,900	113,098
GF Securities Co. Ltd., Class H	66,907	116,549

GoerTek, Inc., Class A	7,500	61,253
Gotion High-tech Co. Ltd., Class A*	3,500	36,510
Great Wall Motor Co. Ltd., Class A	4,900	45,997
Great Wall Motor Co. Ltd., Class H	119,866	501,245
Guangdong Haid Group Co. Ltd., Class A	4,300	43,264
Guangzhou Automobile Group Co. Ltd., Class H	96,413	98,690
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,700	99,978
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,000	34,324
Guangzhou R&F Properties Co. Ltd., Class H	31,229	16,905
Guangzhou Tinci Materials Technology Co. Ltd., Class A	4,300	91,032
Guosen Securities Co. Ltd., Class A	40,500	70,053
Guotai Junan Securities Co. Ltd., Class A	47,700	125,143
Guotai Junan Securities Co. Ltd., Class H, 144A	48,149	64,109
Haidilao International Holding Ltd., 144A	52,439	115,831
Haier Smart Home Co. Ltd., Class A	28,600	122,081
Haier Smart Home Co. Ltd., Class H	123,293	461,804
Haitong Securities Co. Ltd., Class A	59,100	109,639
Haitong Securities Co. Ltd., Class H	155,249	130,439
Hangzhou First Applied Material Co. Ltd., Class A	7,600	144,924
Hangzhou Tigermed Consulting Co. Ltd., Class A	4,300	92,570
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	6,002	95,698
Hansoh Pharmaceutical Group Co. Ltd., 144A	72,453	147,957
Hello Group, Inc., ADR	10,297	119,136
Hengan International Group Co. Ltd.	35,853	173,152
HengTen Networks Group Ltd.*	394,177	166,856
Hua Hong Semiconductor Ltd., 144A*	58,441	391,313
Huadong Medicine Co. Ltd., Class A	14,200	75,466
Huaneng Lancang River Hydropower, Inc., Class A	45,200	42,529
Huatai Securities Co. Ltd., Class A	43,500	107,917
Huatai Securities Co. Ltd., Class H, 144A	77,501	111,144
Huaxia Bank Co. Ltd., Class A	67,100	59,347
Huaxin Cement Co. Ltd., Class B	31,500	56,763
Huazhu Group Ltd., ADR*	5,719	226,015
Hunan Valin Steel Co. Ltd., Class A	76,800	60,579
Hundsun Technologies, Inc., Class A	4,300	39,387
HUYA, Inc., ADR*(a)	7,148	61,544
Iflytek Co. Ltd., Class A	9,300	78,754
Industrial & Commercial Bank of China Ltd., Class A	351,100	252,168
Industrial & Commercial Bank of China Ltd., Class H	7,417,003	3,919,785
Industrial Bank Co. Ltd., Class A	76,800	216,905
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	173,100	78,449
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	28,600	175,676
Innovent Biologics, Inc., 144A*	47,287	420,654
Intco Medical Technology Co. Ltd., Class A	3,000	30,716
iQIYI, Inc., ADR*	18,303	114,211
JA Solar Technology Co. Ltd., Class A	4,300	58,638
Jafron Biomedical Co. Ltd., Class A	9,300	74,539
JD Health International, Inc., 144A*	39,023	340,382
JD.com, Inc., ADR*	52,136	4,385,159
Jiangsu Hengrui Medicine Co. Ltd., Class A	23,500	184,887
Jiangxi Copper Co. Ltd., Class A	23,500	83,986
Jiangxi Copper Co. Ltd., Class H	47,001	75,724
KE Holdings, Inc., ADR*	36,765	735,668
Kingdee International Software Group Co. Ltd.*	263,055	798,021
Kingfa Sci & Tech Co. Ltd., Class A	2,700	5,746
Kingsoft Cloud Holdings Ltd., ADR*	16,869	291,496
Kingsoft Corp. Ltd.	79,257	343,630
Kuaishou Technology, 144A*	104,136	1,134,752
KWG Group Holdings Ltd.	43,572	32,305
Legend Holdings Corp., Class H, 144A	87,265	137,683
Lenovo Group Ltd.	584,491	597,548
Lens Technology Co. Ltd., Class A	28,600	94,140
Li Auto, Inc., ADR*(a)	54,782	1,941,474
Li Ning Co. Ltd.	124,496	1,414,900
Lingyi iTech Guangdong Co., Class A*	27,000	28,707
Logan Group Co. Ltd.	125,639	121,355
Longfor Group Holdings Ltd., 144A	94,127	446,738
LONGi Green Energy Technology Co. Ltd., Class A	38,200	523,682
Lufax Holding Ltd., ADR*(a)	188,585	1,203,172
Luxshare Precision Industry Co. Ltd., Class A	28,600	177,829
Mango Excellent Media Co. Ltd., Class A	5,600	38,209
Maxscend Microelectronics Co. Ltd., Class A	2,500	146,938
Meituan, Class B, 144A*	225,020	6,869,650
Metallurgical Corp. of China Ltd., Class A	124,900	74,233
Metallurgical Corp. of China Ltd., Class H	150,000	38,097
Microport Scientific Corp.(a)	55,009	230,032
Ming Yuan Cloud Group Holdings Ltd.*(a)	26,880	76,890
MINISO Group Holding Ltd., ADR	17,445	232,018
Muyuan Foods Co. Ltd., Class A	14,200	116,685
NARI Technology Co. Ltd., Class A	17,060	110,784
NAURA Technology Group Co. Ltd., Class A	3,000	182,060
NetEase, Inc., ADR	21,561	2,322,767
New China Life Insurance Co. Ltd., Class A	18,700	111,170
New China Life Insurance Co. Ltd., Class H	82,822	221,507
New Oriental Education & Technology Group, Inc., ADR*	88,919	196,511
NIO, Inc., ADR*	127,461	4,987,549
Nongfu Spring Co. Ltd., Class H, 144A(a)	99,276	569,231
OneConnect Financial Technology Co. Ltd., ADR*(a)	30,133	77,140
Orient Securities Co. Ltd., Class A	34,100	75,185

Ovctek China, Inc., Class A	2,500	22,386
People’s Insurance Co. Group of China Ltd., Class A	115,300	84,077
People’s Insurance Co. Group of China Ltd., Class H	726,186	212,383
Pharmaron Beijing Co. Ltd., Class H, 144A	7,151	147,407
PICC Property & Casualty Co. Ltd., Class H	380,913	325,903
Pinduoduo, Inc., ADR*	37,336	2,482,844
Ping An Bank Co. Ltd., Class A	71,800	196,365
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	27,739	104,610
Ping An Insurance Group Co. of China Ltd., Class A	66,200	500,586
Ping An Insurance Group Co. of China Ltd., Class H	544,753	3,776,868
Poly Developments and Holdings Group Co. Ltd., Class A	33,400	72,542
Postal Savings Bank of China Co. Ltd., Class A	124,800	99,420
Postal Savings Bank of China Co. Ltd., Class H, 144A	700,691	475,465
Rongsheng Petrochemical Co. Ltd., Class A	16,900	42,933
Sanan Optoelectronics Co. Ltd., Class A	9,300	51,088
Sangfor Technologies, Inc., Class A	1,000	30,768
Sany Heavy Industry Co. Ltd., Class A	23,500	80,706
SDIC Capital Co. Ltd., Class A	76,800	96,469
Seazen Group Ltd.*(b)	114,429	82,638
SF Holding Co. Ltd., Class A	9,300	89,298
SG Micro Corp., Class A	600	32,273
Shandong Gold Mining Co. Ltd., Class H, 144A	71,878	129,080
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	14,200	65,468
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	144,850	204,756
Shanghai Baosight Software Co. Ltd., Class B	33,400	162,691
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	15,200	133,483
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	42,878	221,929
Shanghai International Airport Co. Ltd., Class A*	14,200	96,109
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	12,584	74,495
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	36,995	67,481
Shanghai Pudong Development Bank Co. Ltd., Class A	120,200	160,409
Shanxi Taigang Stainless Steel Co. Ltd., Class A	71,800	80,730
Shenwan Hongyuan Group Co. Ltd., Class A	112,200	88,854
Shenzhen Inovance Technology Co. Ltd., Class A	6,750	69,439
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	241,694
Shenzhou International Group Holdings Ltd.	44,714	843,135
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,200	42,309
Sinopharm Group Co. Ltd., Class H	128,497	279,218
Sinotrans Ltd., Class H	110,000	35,275
Sinotruk Hong Kong Ltd.	34,484	51,134
Sunac China Holdings Ltd.	141,418	254,688
Sunac Services Holdings Ltd., 144A	47,288	75,337
Sungrow Power Supply Co. Ltd., Class A	7,600	192,454
Suning.com Co. Ltd., Class A*	30,900	18,656
Sunny Optical Technology Group Co. Ltd.	24,877	752,451
Sunwoda Electronic Co. Ltd., Class A	7,000	58,124
TAL Education Group, ADR*	26,305	136,260
TCL Technology Group Corp., Class A	67,100	64,608
Tencent Holdings Ltd.	565,957	33,351,161
Tencent Music Entertainment Group, ADR*	71,993	517,630
Thunder Software Technology Co. Ltd., Class A	2,000	49,228
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	18,700	131,962
Tingyi Cayman Islands Holding Corp.	73,882	143,104
Tongcheng-Elong Holdings Ltd.*	51,365	106,474
Tongwei Co. Ltd., Class A	14,200	100,028
Topchoice Medical Corp., Class A*	1,300	40,269
Topsports International Holdings Ltd., 144A	145,136	168,671
TravelSky Technology Ltd., Class H	96,413	159,537
Trip.com Group Ltd., ADR*	34,706	954,415
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,300	155,692
Vipshop Holdings Ltd., ADR*	31,565	308,390
Walvax Biotechnology Co. Ltd., Class A	4,300	46,393
Wanhua Chemical Group Co. Ltd., Class A	9,300	139,642
Want Want China Holdings Ltd.	246,184	208,105
Weibo Corp., ADR*(a)	3,718	148,014
Weichai Power Co. Ltd., Class A	33,400	80,818
Weichai Power Co. Ltd., Class H	115,573	205,474
Wens Foodstuffs Group Co. Ltd., Class A	43,000	107,553
Western Securities Co. Ltd., Class A	69,900	85,938
Will Semiconductor Co. Ltd., Class A	4,300	183,670
Wingtech Technology Co. Ltd., Class A	4,300	82,738
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	13,800	51,051
WuXi AppTec Co. Ltd., Class A	7,568	170,898
WuXi AppTec Co. Ltd., Class H, 144A	20,590	458,768
Wuxi Biologics Cayman, Inc., 144A*	196,602	2,678,237
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	9,300	115,607
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	52,800	151,523

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	78,615	173,448
Xinyi Solar Holdings Ltd.	475,438	872,100
XPeng, Inc., ADR*	55,065	3,028,575
Yatsen Holding Ltd., ADR*	28,079	73,286
Yifeng Pharmacy Chain Co. Ltd., Class A	4,300	30,445
Yihai International Holding Ltd.*(a)	26,019	139,509
Yihai Kerry Arawana Holdings Co. Ltd., Class A	5,100	49,202
Yonyou Network Technology Co. Ltd., Class A	14,200	72,460
Yunnan Baiyao Group Co. Ltd., Class A	4,300	59,562
Yunnan Energy New Material Co. Ltd., Class A	4,300	171,411
Zai Lab Ltd., ADR*	5,431	376,097
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	196,272
Zhejiang Chint Electrics Co. Ltd., Class A	5,200	42,240
Zhejiang Expressway Co. Ltd., Class H	55,010	51,864
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,800	36,526
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,700	68,122
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	67,306	229,653
Zhongsheng Group Holdings Ltd.	20,874	171,767
Zhuzhou CRRC Times Electric Co. Ltd.	31,223	205,861
Zijin Mining Group Co. Ltd., Class A	67,100	106,803
Zijin Mining Group Co. Ltd., Class H	205,458	273,036
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	121,005	79,471
ZTE Corp., Class A	23,500	113,062
ZTE Corp., Class H	31,506	85,475
ZTO Express Cayman, Inc., ADR	26,591	840,541

(Cost $164,207,018)		156,010,913

Colombia - 0.1%
Bancolombia SA	23,731	191,674
Interconexion Electrica SA ESP	24,875	138,412

(Cost $339,707)		330,086

Czech Republic - 0.1%
Komercni Banka AS	6,579	250,497
Moneta Money Bank AS, 144A*	46,202	196,257

(Cost $436,422)		446,754

Egypt - 0.2%
Commercial International Bank Egypt SAE*	189,173	617,384
Fawry for Banking & Payment Technology Services SAE*	90,123	74,333

(Cost $659,322)		691,717

Greece - 0.2%
Alpha Services and Holdings SA*	122,312	142,906
Eurobank Ergasias Services and Holdings SA*	250,176	247,525
Hellenic Telecommunications Organization SA	20,589	353,534
JUMBO SA	7,718	107,637
LAMDA Development SA*	8,576	67,862
National Bank of Greece SA*	54,495	161,752

(Cost $1,154,946)		1,081,216

Hong Kong - 0.9%
Beijing Enterprises Water Group Ltd.	192,602	71,894
BOC Hong Kong Holdings Ltd.	204,324	617,230
China Everbright Environment Group Ltd.	126,206	83,858
China Jinmao Holdings Group Ltd.	391,315	119,465
China Mengniu Dairy Co. Ltd.*	170,015	948,665
China Merchants Port Holdings Co. Ltd.	63,302	97,602
China Overseas Land & Investment Ltd.	267,913	617,215
China Resources Cement Holdings Ltd.	194,605	142,287
China Resources Land Ltd.	159,435	663,644
China State Construction International Holdings Ltd.	110,141	111,612
China Taiping Insurance Holdings Co. Ltd.	137,985	192,220
Futu Holdings Ltd., ADR*	5,719	271,595
Orient Overseas International Ltd.	8,577	164,040
Shenzhen International Holdings Ltd.	104,136	113,542

(Cost $4,549,395)		4,214,869

Hungary - 0.3%
OTP Bank Nyrt*	20,873	1,144,229
Richter Gedeon Nyrt	8,581	226,077

(Cost $1,481,690)		1,370,306

India - 12.3%
ACC Ltd.	6,576	200,065
Adani Green Energy Ltd.*	44,716	770,767
Adani Ports & Special Economic Zone Ltd.	40,139	365,245
Adani Transmission Ltd.*	21,731	520,341
Alkem Laboratories Ltd.	2,287	109,354
Ambuja Cements Ltd.	31,796	158,488
Apollo Hospitals Enterprise Ltd.	7,149	541,056
Ashok Leyland Ltd.	113,287	180,439
Asian Paints Ltd.	34,709	1,451,887
AU Small Finance Bank Ltd., 144A*	12,010	175,166
Aurobindo Pharma Ltd.	16,585	145,707
Avenue Supermarts Ltd., 144A*	13,728	860,533
Axis Bank Ltd., GDR*	9,850	437,340
Axis Bank Ltd.*	153,998	1,343,519
Bajaj Auto Ltd.	3,072	132,453
Bajaj Finance Ltd.	14,867	1,384,227
Bajaj Finserv Ltd.	2,286	524,328
Bajaj Holdings & Investment Ltd.	2,000	134,069
Bandhan Bank Ltd., 144A	58,440	211,862
Bank of Baroda*	84,976	96,959
Berger Paints India Ltd.	20,872	208,782
Bharti Airtel Ltd.*	134,269	1,301,106
Biocon Ltd.*	35,568	170,569
Britannia Industries Ltd.	4,292	202,485

Cadila Healthcare Ltd.	13,152	81,421
Cholamandalam Investment and Finance Co. Ltd.	34,709	254,247
Cipla Ltd.	27,453	354,813
Colgate-Palmolive India Ltd.	10,864	207,349
Container Corp. Of India Ltd.	14,585	120,325
Dabur India Ltd.	35,852	283,825
Divi’s Laboratories Ltd.	7,433	482,540
DLF Ltd.	38,138	190,202
Dr. Reddy’s Laboratories Ltd.	11,153	693,919
Eicher Motors Ltd.	5,347	168,654
Embassy Office Parks REIT	73,881	354,106
Godrej Consumer Products Ltd.*	35,795	439,671
Godrej Properties Ltd.*	7,719	205,083
Grasim Industries Ltd.	21,159	468,059
Havells India Ltd.	21,448	388,234
HCL Technologies Ltd.	55,583	842,149
HDFC Asset Management Co. Ltd., 144A	4,287	143,255
HDFC Life Insurance Co. Ltd., 144A	69,308	627,855
Hero MotoCorp Ltd.	7,722	251,668
Hindalco Industries Ltd.	79,200	434,979
Hindustan Unilever Ltd.	46,715	1,440,595
Honeywell Automation India Ltd.	3	1,553
Housing Development Finance Corp. Ltd.	148,333	5,276,058
ICICI Bank Ltd.	289,125	2,748,231
ICICI Lombard General Insurance Co. Ltd., 144A	12,011	229,720
ICICI Prudential Life Insurance Co. Ltd., 144A	38,424	303,215
IDFC First Bank Ltd.*	363,758	215,876
Indus Towers Ltd.	40,425	153,007
Info Edge India Ltd.	5,434	419,742
Infosys Ltd., ADR	116,024	2,619,822
Infosys Ltd.	197,461	4,499,938
InterGlobe Aviation Ltd., 144A*	4,574	115,947
JSW Steel Ltd.	55,867	452,273
Jubilant Foodworks Ltd.	5,436	264,087
Kansai Nerolac Paints Ltd.	8,577	68,049
Kotak Mahindra Bank Ltd.	83,260	2,173,551
Larsen & Toubro Infotech Ltd., 144A	3,429	310,708
Lupin Ltd.	12,008	141,311
Mahindra & Mahindra Ltd.	61,587	684,687
Marico Ltd.	42,426	303,916
Maruti Suzuki India Ltd.	7,718	725,848
Mindtree Ltd.	4,005	230,675
Motherson Sumi Systems Ltd.	56,552	157,911
Mphasis Ltd.	4,291	165,305
MRF Ltd.	254	252,237
Muthoot Finance Ltd.	8,867	168,273
Nestle India Ltd.	2,001	509,953
NHPC Ltd.	176,586	73,076
NMDC Ltd.	40,426	71,463
Oracle Financial Services Software Ltd.	2,285	128,771
Page Industries Ltd.	287	146,611
PI Industries Ltd.	6,007	229,361
Pidilite Industries Ltd.	6,293	184,710
Piramal Enterprises Ltd.	4,864	156,520
Power Finance Corp. Ltd.	51,867	80,265
Power Grid Corp. of India Ltd.	143,994	396,138
Punjab National Bank*	174,589	86,653
REC Ltd.	52,151	93,369
SBI Cards & Payment Services Ltd.*	17,155	216,970
SBI Life Insurance Co. Ltd., 144A	39,284	606,647
Shree Cement Ltd.	289	100,377
Shriram Transport Finance Co. Ltd.	10,865	203,370
Siemens Ltd.	3,433	98,300
SRF Ltd.	10,000	266,904
State Bank of India	170,298	1,043,621
Steel Authority of India Ltd.	96,703	128,740
Sun Pharmaceutical Industries Ltd.	60,732	608,997
Tata Consultancy Services Ltd.	83,893	3,939,603
Tata Consumer Products Ltd.	50,148	519,547
Tata Motors Ltd.*	90,365	551,431
Tech Mahindra Ltd.	33,221	681,395
Titan Co. Ltd.	19,733	623,742
Torrent Pharmaceuticals Ltd.	4,001	161,954
UltraTech Cement Ltd.	6,006	594,087
UPL Ltd.	25,165	228,269
Voltas Ltd.	16,586	265,058
Wipro Ltd.	119,863	1,016,369
Yes Bank Ltd.*	1,333,792	220,073

(Cost $56,660,148)		56,973,980

Indonesia - 1.5%
Aneka Tambang Tbk	637,247	102,333
PT Bank Central Asia Tbk	3,084,440	1,566,717
PT Bank Mandiri Persero Tbk	1,104,260	539,698
PT Bank Negara Indonesia Persero Tbk	687,679	326,494
PT Bank Rakyat Indonesia Persero Tbk	6,092,904	1,739,918
PT Bank Syariah Indonesia Tbk*	2,509,988	342,610
PT Barito Pacific Tbk	2,151,784	138,219
PT Chandra Asri Petrochemical Tbk	90,000	44,458
PT Charoen Pokphand Indonesia Tbk	269,390	114,264
PT Elang Mahkota Teknologi Tbk*	1,342,084	180,381
PT Indah Kiat Pulp & Paper Tbk	151,537	79,881
PT Indocement Tunggal Prakarsa Tbk	144,671	106,818
PT Indofood Sukses Makmur Tbk	216,037	95,028
PT Kalbe Farma Tbk	1,127,871	125,997
PT Merdeka Copper Gold Tbk*	796,445	203,525
PT Sarana Menara Nusantara Tbk	1,771,528	143,479
PT Semen Indonesia Persero Tbk	194,593	108,692
PT Telkom Indonesia Persero Tbk	2,640,762	735,670
PT Unilever Indonesia Tbk	548,714	171,635

(Cost $6,327,042)		6,865,817

Kuwait - 0.7%
Agility Public Warehousing Co. KSC	85,894	261,799

Boubyan Bank KSCP*	81,033	203,051
Kuwait Finance House KSCP	332,874	871,525
Mobile Telecommunications Co. KSCP	255,905	481,355
National Bank of Kuwait SAKP	496,369	1,614,635

(Cost $3,441,635)		3,432,365

Malaysia - 0.8%
AMMB Holdings Bhd*	57,400	43,069
Axiata Group Bhd	171,352	158,678
CIMB Group Holdings Bhd	263,693	324,333
DiGi.Com Bhd	171,700	170,008
Hartalega Holdings Bhd	57,000	87,838
Hong Leong Bank Bhd	28,500	122,351
Hong Leong Financial Group Bhd	300	1,225
IHH Healthcare Bhd	57,300	89,525
Inari Amertron Bhd	171,500	170,624
Kossan Rubber Industries Bhd	57,100	29,150
Kuala Lumpur Kepong Bhd	28,600	142,881
Malayan Banking Bhd	145,657	275,993
Malaysia Airports Holdings Bhd*	28,900	39,320
Maxis Bhd	109,800	122,015
MR DIY Group M Bhd, 144A	142,800	119,692
Nestle Malaysia Bhd	19	603
Petronas Chemicals Group Bhd	85,500	172,563
PPB Group Bhd	28,700	121,438
Press Metal Aluminium Holdings Bhd	171,400	217,735
Public Bank Bhd	657,700	615,301
RHB Bank Bhd	116,649	146,244
Sime Darby Bhd	86,000	44,720
Sime Darby Plantation Bhd	57,500	50,243
Supermax Corp. Bhd	57,328	25,591
Telekom Malaysia Bhd	85,600	113,009
TIME dotCom Bhd	57,300	61,633
Top Glove Corp. Bhd	228,500	158,971
Westports Holdings Bhd	57,100	54,910

(Cost $3,793,227)		3,679,663

Mexico - 1.8%
Alfa SAB de CV, Class A	293,230	209,182
America Movil SAB de CV, Series L	1,709,597	1,496,429
Arca Continental SAB de CV	25,166	153,143
Cemex SAB de CV, Series CPO*	801,310	495,936
Coca-Cola Femsa SAB de CV	46,489	227,821
Fibra Uno Administracion SA de CV REIT	183,156	167,904
Gruma SAB de CV, Class B	11,722	141,775
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	21,733	250,497
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,432	135,858
Grupo Bimbo SAB de CV, Series A	89,662	234,570
Grupo Elektra SAB DE CV	4,292	279,176
Grupo Financiero Banorte SAB de CV, Class O	276,820	1,650,525
Grupo Financiero Inbursa SAB de CV, Class O*	115,451	111,156
Grupo Mexico SAB de CV, Series B	176,293	736,034
Grupo Televisa SAB, Series CPO	244,740	451,111
Industrias Penoles SAB de CV	7,434	90,943
Kimberly-Clark de Mexico SAB de CV, Class A	162,686	254,898
Orbia Advance Corp. SAB de CV	60,499	140,595
Telesites SAB de CV	110,593	97,678
Wal-Mart de Mexico SAB de CV	291,457	913,859

(Cost $9,022,973)		8,239,090

Peru - 0.2%
Credicorp Ltd.	3,950	466,100
Credicorp Ltd.	1,733	203,454
Intercorp Financial Services, Inc.	2,500	72,500

(Cost $649,822)		742,054

Philippines - 0.6%
Ayala Corp.	14,320	237,601
Ayala Land, Inc.	428,800	293,611
Bank of the Philippine Islands	160,130	289,210
BDO Unibank, Inc.	160,110	394,039
Globe Telecom, Inc.	1,000	65,138
International Container Terminal Services, Inc.	45,730	179,616
Jollibee Foods Corp.	25,750	120,100
Manila Electric Co.	11,440	65,391
Metropolitan Bank & Trust Co.	85,600	84,776
PLDT, Inc.	4,295	143,209
SM Investments Corp.	17,170	333,961
SM Prime Holdings, Inc.	600,200	445,519
Universal Robina Corp.	45,760	120,792

(Cost $2,588,372)		2,772,963

Qatar - 0.9%
Commercial Bank PSQC	99,849	179,624
Industries Qatar QSC	168,009	670,006
Masraf Al Rayan QSC	220,732	294,026
Mesaieed Petrochemical Holding Co.	366,619	209,439
Ooredoo QPSC	32,364	60,444
Qatar International Islamic Bank QSC	75,027	191,843
Qatar Islamic Bank SAQ	68,736	324,707
Qatar National Bank QPSC	413,623	2,202,733

(Cost $4,027,257)		4,132,822

Russia - 1.4%
Alrosa PJSC	116,597	201,588
MMC Norilsk Nickel PJSC	3,433	1,001,821
Mobile TeleSystems PJSC, ADR	24,880	199,289
Mobile TeleSystems PJSC	19,731	77,419
Novolipetsk Steel PJSC	88,347	256,936
Polymetal International PLC	17,729	331,072
Polyus PJSC	1,713	333,935
Sberbank of Russia PJSC	607,454	2,601,767
United Co RUSAL International PJSC*	156,680	145,661
Yandex NV, Class A*	18,012	1,305,230

(Cost $6,641,191)		6,454,718

Saudi Arabia - 2.2%
Advanced Petrochemical Co.	8,294	151,439
Al Rajhi Bank	70,451	2,482,573
Alinma Bank	75,310	457,288
Almarai Co. JSC	18,012	229,735
Arab National Bank	42,145	245,797
Arabian Centres Co. Ltd.	14,869	81,170
Bank AlBilad*	29,737	340,046
Banque Saudi Fransi	45,001	482,205
Bupa Arabia for Cooperative Insurance Co.	4,289	154,338
Dar Al Arkan Real Estate Development Co.*	43,858	106,968
Dr Sulaiman Al Habib Medical Services Group Co.	6,293	275,432
Etihad Etisalat Co.	28,650	239,794
Jarir Marketing Co.	4,860	240,176
Mouwasat Medical Services Co.	3,717	169,225
National Industrialization Co.*	26,304	140,929
National Petrochemical Co.	10,008	106,706
Riyad Bank	111,572	832,716
Sahara International Petrochemical Co.	29,508	302,426
Saudi British Bank	66,448	531,357
Saudi Industrial Investment Group	18,587	149,871
Saudi Kayan Petrochemical Co.*	57,013	253,486
Saudi National Bank	124,209	1,999,740
Savola Group	20,305	168,866

(Cost $10,200,156)		10,142,283

Singapore - 0.0%
BOC Aviation Ltd., 144A	8,579	60,580
JOYY, Inc., ADR(a)	2,859	146,381

(Cost $223,788)		206,961

South Africa - 3.1%
Absa Group Ltd.(a)	56,207	470,036
Anglo American Platinum Ltd.	2,575	273,344
AngloGold Ashanti Ltd.	21,159	455,684
Aspen Pharmacare Holdings Ltd.	20,876	310,409
Bid Corp. Ltd.	18,014	342,860
Bidvest Group Ltd.	11,722	132,262
Capitec Bank Holdings Ltd.	3,434	390,682
Clicks Group Ltd.	14,013	247,925
Discovery Ltd.*	32,765	272,528
FirstRand Ltd.	351,506	1,224,718
Gold Fields Ltd.	42,769	502,592
Harmony Gold Mining Co. Ltd.	41,341	176,471
Impala Platinum Holdings Ltd.	44,774	565,412
Kumba Iron Ore Ltd.	3,143	88,952
MTN Group Ltd.*	90,521	912,851
MultiChoice Group	23,732	182,184
Naspers Ltd., Class N*	24,306	3,728,839
Nedbank Group Ltd.	44,034	453,922
Northam Platinum Holdings Ltd.*	19,159	265,652
Old Mutual Ltd.	442,368	335,425
Pepkor Holdings Ltd., 144A*	65,130	89,137
Rand Merchant Investment Holdings Ltd.	56,779	148,292
Sanlam Ltd.	157,539	544,670
Shoprite Holdings Ltd.	22,876	281,472
Sibanye Stillwater Ltd.	160,115	504,014
Standard Bank Group Ltd.	121,744	984,969
Vodacom Group Ltd.	32,133	267,732
Woolworths Holdings Ltd.	89,661	288,728

(Cost $15,423,906)		14,441,762

South Korea - 10.5%
Alteogen, Inc.*	1,716	99,242
Amorepacific Corp.	1,432	189,262
AMOREPACIFIC Group	1,145	39,760
BGF retail Co. Ltd.	574	70,548
BNK Financial Group, Inc.	25,165	169,476
Celltrion Healthcare Co. Ltd.*	4,288	292,388
Celltrion Pharm, Inc.*	1,141	115,262
Celltrion, Inc.*	4,859	846,715
Cheil Worldwide, Inc.	4,288	78,331
CJ CheilJedang Corp.	521	155,261
CJ Corp.	572	38,522
CJ ENM Co. Ltd.	859	98,200
Coway Co. Ltd.	4,578	260,906
CS Wind Corp.	1,431	68,303
DB Insurance Co. Ltd.	3,718	168,388
DL E&C Co. Ltd.*	1,427	132,741
Doosan Bobcat, Inc.*	2,000	60,948
Doosan Fuel Cell Co. Ltd.*	2,575	106,759
Doosan Heavy Industries & Construction Co. Ltd.*	13,440	214,968
Douzone Bizon Co. Ltd.	1,716	108,920
Ecopro BM Co. Ltd.	289	132,202
E-MART, Inc.	859	103,407
Fila Holdings Corp.	2,858	84,087
Genexine, Inc.*	1,428	68,761
Green Cross Corp.	287	52,669
GS Engineering & Construction Corp.	2,286	70,626
Hana Financial Group, Inc.	24,877	827,209
Hankook Tire & Technology Co. Ltd.	4,289	138,646
Hanmi Pharm. Co. Ltd.	289	61,430
Hanmi Science Co. Ltd.	1,429	60,268
Hanon Systems	8,577	93,503
Hansol Chemical Co. Ltd.	573	143,744
Hanwha Life Insurance Co. Ltd.	41,855	97,776
Hanwha Solutions Corp.*	5,433	150,929
Helixmith Co. Ltd.*	4,860	100,645
HLB, Inc.*	3,719	112,706
HMM Co. Ltd.*	20,586	408,982
Hugel, Inc.*	570	68,281
HYBE Co. Ltd.*	1,428	438,173
Hyundai Elevator Co. Ltd.	2,002	66,318

Hyundai Engineering & Construction Co. Ltd.	4,001	148,871
Hyundai Glovis Co. Ltd.	860	105,337
Hyundai Marine & Fire Insurance Co. Ltd.	5,146	99,636
Hyundai Mipo Dockyard Co. Ltd.*	1,432	83,179
Hyundai Mobis Co. Ltd.	3,146	583,966
Hyundai Motor Co.	6,861	1,129,157
Hyundai Steel Co.	4,575	142,884
Industrial Bank of Korea	12,867	111,567
Kakao Corp.	13,437	1,380,010
Kakao Games Corp.*	2,576	213,817
KB Financial Group, Inc.	30,081	1,337,046
KCC Corp.	287	66,441
Kia Corp.	12,298	805,442
KIWOOM Securities Co. Ltd.	1,141	93,651
KMW Co. Ltd.*	2,001	61,231
Korea Investment Holdings Co. Ltd.	1,718	108,903
Korea Zinc Co. Ltd.	571	237,216
Korean Air Lines Co. Ltd.*	10,865	242,379
Kumho Petrochemical Co. Ltd.	857	111,823
LEENO Industrial, Inc.	858	143,012
LG Chem Ltd.	2,428	1,418,497
LG Corp.	5,150	339,894
LG Display Co. Ltd.*	12,296	205,986
LG Electronics, Inc.	8,581	834,334
LG Household & Health Care Ltd.	488	432,993
LG Innotek Co. Ltd.	575	147,392
LG Uplus Corp.	20,873	238,092
Lotte Chemical Corp.	859	145,710
LS Corp.	1,713	70,876
Mando Corp.*	2,289	105,403
Meritz Fire & Marine Insurance Co. Ltd.	3,145	82,868
Meritz Securities Co. Ltd.	22,875	95,995
Mirae Asset Securities Co. Ltd.	28,650	206,934
NAVER Corp.	6,864	2,201,519
NCSoft Corp.	857	491,301
Netmarble Corp., 144A	1,141	112,381
NH Investment & Securities Co. Ltd.	7,146	74,293
Orion Corp.	860	70,297
Pan Ocean Co. Ltd.	11,438	49,781
Pearl Abyss Corp.*	1,717	190,360
S-1 Corp.	1,428	88,356
Samsung Biologics Co. Ltd., 144A*	794	594,213
Samsung C&T Corp.	4,004	355,604
Samsung Electro-Mechanics Co. Ltd.	2,861	401,007
Samsung Electronics Co. Ltd.	268,601	16,121,939
Samsung Engineering Co. Ltd.*	8,290	144,808
Samsung Fire & Marine Insurance Co. Ltd.	2,859	486,167
Samsung Life Insurance Co. Ltd.	6,290	316,645
Samsung SDI Co. Ltd.	4,291	2,485,233
Samsung SDS Co. Ltd.	1,716	207,295
Samsung Securities Co. Ltd.	5,147	192,162
Seegene, Inc.	2,290	145,932
Shin Poong Pharmaceutical Co. Ltd.	2,287	63,341
Shinhan Financial Group Co. Ltd.	42,144	1,229,303
Shinsegae, Inc.	288	52,732
SK Biopharmaceuticals Co. Ltd.*	1,718	137,828
SK Bioscience Co. Ltd.*	1,059	250,063
SK Chemicals Co. Ltd.	858	100,397
SK Hynix, Inc.	26,594	2,552,164
SK IE Technology Co. Ltd., 144A*	1,716	224,630
SK Materials Co. Ltd.(b)	285	96,663
SK Square Co. Ltd.*	2,239	128,169
SK Telecom Co. Ltd.	3,465	158,972
Soulbrain Co. Ltd./New	289	62,233
SSANGYONG C&E Co. Ltd.	11,152	70,410
Studio Dragon Corp.*	1,141	81,260
WONIK IPS Co. Ltd.	3,145	103,254
Woori Financial Group, Inc.	24,303	257,781
Yuhan Corp.	1,431	69,629

(Cost $54,107,013)		48,493,926

Taiwan - 20.7%
Accton Technology Corp.	36,366	377,334
Acer, Inc.	287,699	286,618
Advantech Co. Ltd.	22,306	306,457
ASE Technology Holding Co. Ltd.	138,560	508,303
Asia Cement Corp.	74,457	112,471
ASMedia Technology, Inc.	2,002	140,045
Asustek Computer, Inc.	34,708	440,021
AU Optronics Corp.	784,870	567,386
Catcher Technology Co. Ltd.	39,281	218,977
Cathay Financial Holding Co. Ltd.	692,685	1,494,762
Chailease Holding Co. Ltd.	122,721	1,090,186
Chang Hwa Commercial Bank Ltd.	534,830	315,460
Cheng Shin Rubber Industry Co. Ltd.	108,428	130,639
Chicony Electronics Co. Ltd.	37,853	108,231
China Airlines Ltd.*	179,446	167,800
China Development Financial Holding Corp.	1,355,295	799,397
China Life Insurance Co. Ltd.	218,502	240,863
China Steel Corp.	657,230	769,402
Chroma ATE, Inc.	30,367	202,596
Chunghwa Telecom Co. Ltd.	208,329	839,175
Compal Electronics, Inc.	217,876	181,403
CTBC Financial Holding Co. Ltd.	1,652,712	1,450,347
Delta Electronics, Inc.	176,588	1,625,871
E.Sun Financial Holding Co. Ltd.	1,067,484	1,034,678
Eclat Textile Co. Ltd.	17,440	364,425
Eva Airways Corp.*	156,001	141,388
Evergreen Marine Corp. Taiwan Ltd.	146,276	654,979
Far Eastern New Century Corp.	147,709	148,216
Far EasTone Telecommunications Co. Ltd.	154,855	342,520
Feng TAY Enterprise Co. Ltd.	39,856	291,704
First Financial Holding Co. Ltd.	916,941	761,795
Formosa Chemicals & Fibre Corp.	184,174	517,326
Formosa Plastics Corp.	172,586	636,230
Foxconn Technology Co. Ltd.	69,305	162,516

Fubon Financial Holding Co. Ltd.	633,332	1,665,075
Giant Manufacturing Co. Ltd.	17,727	198,600
Globalwafers Co. Ltd.	12,009	352,005
Highwealth Construction Corp.	61,299	101,855
Hiwin Technologies Corp.	12,665	130,046
Hon Hai Precision Industry Co. Ltd.	674,102	2,509,290
Hotai Motor Co. Ltd.	14,586	317,902
Hua Nan Financial Holdings Co. Ltd.	887,233	644,576
Innolux Corp.	512,667	321,748
Inventec Corp.	93,843	87,078
Largan Precision Co. Ltd.	5,146	368,305
Lite-On Technology Corp.	114,147	247,552
Macronix International Co. Ltd.	116,720	177,990
MediaTek, Inc.	83,034	3,016,215
Mega Financial Holding Co. Ltd.	911,075	1,120,638
Merida Industry Co. Ltd.	20,014	215,944
Micro-Star International Co. Ltd.	65,591	384,518
momo.com, Inc.	4,577	293,012
Nan Ya Plastics Corp.	266,199	789,851
Nan Ya Printed Circuit Board Corp.	12,866	289,670
Nanya Technology Corp.	110,426	294,686
Nien Made Enterprise Co. Ltd.	8,865	121,157
Novatek Microelectronics Corp.	20,591	344,732
Oneness Biotech Co. Ltd.*	17,444	186,646
Pegatron Corp.	96,415	230,942
Phison Electronics Corp.	10,006	148,266
Pou Chen Corp.	128,499	148,120
Powertech Technology, Inc.	39,856	142,054
Quanta Computer, Inc.	145,423	449,274
Realtek Semiconductor Corp.	17,157	342,467
Ruentex Development Co. Ltd.	74,215	171,361
Ruentex Industries Ltd.	31,596	113,636
Shanghai Commercial & Savings Bank Ltd.	308,912	514,955
Shin Kong Financial Holding Co. Ltd.	1,057,874	401,394
Silicon Motion Technology Corp., ADR	2,857	197,219
Sino-American Silicon Products, Inc.	31,221	232,435
SinoPac Financial Holdings Co. Ltd.	956,883	526,545
Standard Foods Corp.	61,873	113,490
Synnex Technology International Corp.	52,720	110,732
Taishin Financial Holding Co. Ltd.	1,045,542	699,422
Taiwan Business Bank	173,723	59,981
Taiwan Cement Corp.	217,300	359,503
Taiwan Cooperative Financial Holding Co. Ltd.	475,559	406,212
Taiwan Fertilizer Co. Ltd.	54,556	134,013
Taiwan High Speed Rail Corp.	211,813	225,872
Taiwan Mobile Co. Ltd.	151,423	528,261
Taiwan Semiconductor Manufacturing Co. Ltd.	2,292,788	49,146,780
Tatung Co. Ltd.*	123,637	158,301
Teco Electric and Machinery Co. Ltd.	117,573	130,451
Tripod Technology Corp.	38,138	171,456
Unimicron Technology Corp.	92,124	755,427
Uni-President Enterprises Corp.	176,305	414,694
United Microelectronics Corp.	1,064,452	2,438,655
Vanguard International Semiconductor Corp.	86,691	483,271
Voltronic Power Technology Corp.	4,864	277,273
Walsin Lihwa Corp.	212,441	199,418
Walsin Technology Corp.*	21,443	133,804
Wan Hai Lines Ltd.	44,471	250,309
Win Semiconductors Corp.	18,300	238,586
Winbond Electronics Corp.	167,724	193,334
Wistron Corp.	251,044	258,227
Wiwynn Corp.	7,150	270,010
WPG Holdings Ltd.	67,018	121,240
Yageo Corp.	21,446	352,105
Yang Ming Marine Transport Corp.*	130,214	540,909
Yuanta Financial Holding Co. Ltd.	1,048,152	893,424
Zhen Ding Technology Holding Ltd.	55,295	194,893

(Cost $92,185,797)		95,487,333

Thailand - 1.4%
Advanced Info Service PCL, NVDR	57,400	350,898
Airports of Thailand PCL, NVDR	228,600	405,337
Bangkok Bank PCL	57,100	191,477
Bangkok Bank PCL, NVDR	57,100	191,477
Bangkok Dusit Medical Services PCL, NVDR	371,700	245,980
Bangkok Expressway & Metro PCL	371,800	93,233
Bangkok Expressway & Metro PCL, NVDR	371,800	93,233
Berli Jucker PCL, NVDR	85,500	83,730
BTS Group Holdings PCL, NVDR	286,100	78,110
Bumrungrad Hospital PCL, NVDR	28,600	122,217
Carabao Group PCL, NVDR	28,500	95,994
Central Pattana PCL, NVDR	114,300	176,381
Central Retail Corp. PCL	142,800	135,606
Central Retail Corp. PCL, NVDR	142,800	135,607
Charoen Pokphand Foods PCL, NVDR	200,300	141,469
Energy Absolute PCL, NVDR	200,200	487,170
Fabrinet*	1,713	189,389
Home Product Center PCL, NVDR	343,200	138,512
Indorama Ventures PCL, NVDR	114,300	133,134
Intouch Holdings PCL, Class F	57,000	123,058
Intouch Holdings PCL, NVDR	114,400	246,980
Kasikornbank PCL, NVDR	143,000	560,160
Krung Thai Bank PCL, NVDR	486,300	163,074
Krungthai Card PCL	28,900	45,883
Krungthai Card PCL, NVDR	28,900	45,883
Land & Houses PCL, NVDR	343,200	85,043
Minor International PCL, NVDR*	114,631	92,698
Muangthai Capital PCL	600	997
Osotspa PCL	85,700	81,383
Osotspa PCL, NVDR	85,700	81,383
SCG Packaging PCL	57,000	104,874
SCG Packaging PCL, NVDR	57,000	104,874
Siam Cement PCL, NVDR	28,600	315,727
Siam Commercial Bank PCL, NVDR	114,200	413,455

Sri Trang Agro-Industry PCL, NVDR		48,900	43,172
Sri Trang Gloves Thailand PCL		57,500	51,191
Srisawad Corp. PCL, NVDR		30,000	53,416
Thai Union Group PCL, NVDR		86,000	50,277
TMBThanachart Bank PCL, NVDR		4,105,700	144,989
True Corp. PCL, NVDR		2,258,900	302,997

(Cost $6,625,464)			6,600,468

Turkey - 0.5%
Akbank TAS		324,685	159,436
Akcansa Cimento AS		113,449	154,823
Arcelik AS		41,054	134,561
BIM Birlesik Magazalar AS		30,989	161,973
Coca-Cola Icecek AS		12,010	79,824
Eregli Demir ve Celik Fabrikalari TAS		91,091	154,634
Ford Otomotiv Sanayi AS		4,859	90,024
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*		173,379	111,645
Petkim Petrokimya Holding AS*		124,891	73,367
Sasa Polyester Sanayi AS*		24,020	78,512
Tekfen Holding AS		50,207	70,407
Turk Hava Yollari AO*		84,228	109,236
Turk Telekomunikasyon AS		111,449	82,510
Turkcell Iletisim Hizmetleri AS		65,129	92,707
Turkiye Garanti Bankasi AS		216,894	186,547
Turkiye Is Bankasi AS, Class C		180,297	89,213
Turkiye Sise ve Cam Fabrikalari AS		193,450	182,847
Yapi ve Kredi Bankasi AS		307,239	73,352

(Cost $2,700,769)			2,085,618

United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC		147,706	341,810
Aldar Properties PJSC		226,454	247,841
Dubai Islamic Bank PJSC		104,425	146,697
Emaar Properties PJSC		202,321	258,334
Emirates Integrated Telecommunications Co. PJSC		79,316	131,290
Emirates NBD Bank PJSC		184,884	664,417
Emirates Telecommunications Group Co. PJSC		91,838	798,591
First Abu Dhabi Bank PJSC		252,474	1,318,355
International Holding Co. PJSC*		36,709	1,523,087

(Cost $4,987,803)			5,430,422

TOTAL COMMON STOCKS (Cost $470,114,316)			452,862,126

PREFERRED STOCKS - 1.8%
Brazil - 1.0%
Alpargatas SA		14,872	102,918
Banco Bradesco SA		457,369	1,612,105
Bradespar SA		19,700	173,506
Gerdau SA		66,734	304,805
Itau Unibanco Holding SA		457,653	1,813,225
Itausa SA		271,058	464,028
Lojas Americanas SA		81,319	78,747
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A		40,712	97,949

(Cost $6,227,314)			4,647,283

Chile - 0.1%
Embotelladora Andina SA, Class B		32,082	65,465
Sociedad Quimica y Minera de Chile SA, Class B		7,723	482,971

(Cost $469,584)			548,436

Colombia - 0.1%
Bancolombia SA		44,855	362,627
Grupo Aval Acciones y Valores SA		75,000	19,650

(Cost $386,104)			382,277

Russia - 0.0%
Sberbank of Russia PJSC
(Cost $180,922)		43,916	173,240

South Korea - 0.6%
Hyundai Motor Co.		1,145	87,521
Hyundai Motor Co. - 2nd Preferred		1,718	134,067
LG Chem Ltd.		3	816
LG Electronics, Inc.		1,716	84,796
Samsung Electronics Co. Ltd.		47,004	2,528,458

(Cost $3,154,521)			2,835,658

TOTAL PREFERRED STOCKS (Cost $10,418,445)			8,586,894

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	2,494	33

	Number of Shares
RIGHTS - 0.0%
China - 0.0%
CIFI Holdings Group Co. Ltd.* , expires 12/27/21
(Cost $0)		10,808	347

Thailand - 0.0%
Charoen Pokphand Foods PCL* , expires 12/14/21(b)
(Cost $0)		2,861	0

TOTAL RIGHTS (Cost $0)			347

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		746	806

Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22	200	5
BTS Group Holdings PCL*, expires 11/7/24	400	6
BTS Group Holdings PCL*(b), expires 11/20/26	800	7
Minor International PCL*, expires 2/15/24	52	5

(Cost $0)		23

TOTAL WARRANTS (Cost $0)		829

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
(Cost $2,392,898)	2,392,898	2,392,898

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $285,449)	285,449	285,449

TOTAL INVESTMENTS - 100.4%
(Cost $483,211,108)		$464,128,576
Other assets and liabilities, net - (0.4%)		(2,000,732)

NET ASSETS - 100.0%		$462,127,844

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (e)
3,087	—	(3,141)	297	(243)	—	—	—	—
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
1,768,050	624,848 (f)	—	—	—	116	–	2,392,898	2,392,898
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
3,753,775	1,214,399	(4,682,725)	—	—	18	—	285,449	285,449

5,524,912	1,839,247	(4,685,866)	297	(243)	134	—	2,678,347	2,678,347

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $5,431,241, which is 1.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,219,666.

(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$119,424,077	25.9%
Financials	118,816,679	25.8
Consumer Discretionary	65,399,957	14.2
Communication Services	61,976,541	13.4
Materials	27,305,665	5.9
Industrials	19,667,960	4.3
Health Care	18,836,319	4.1
Consumer Staples	17,861,389	3.8
Real Estate	8,307,734	1.8
Utilities	3,853,908	0.8

Total	$461,450,229	100.0%

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation (g)
MSCI Emerging Markets Index Future	USD	10	$634,550	$606,150	12/17/2021	$(28,400)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

USD	U.S. Dollar
INR	Indian Rupee

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$452,111,531	$—	$750,595	$452,862,126
Preferred Stocks (h)	8,586,894	—	—	8,586,894
Corporate Bonds	—	33	—	33
Rights (h)	—	347	0	347
Warrants (h)	822	—	7	829
Short-Term Investments (h)	2,678,347	—	—	2,678,347

TOTAL	$463,377,594	$380	$750,602	$464,128,576

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(28,400)	$—	$—	$(28,400)

TOTAL	$(28,400)	$—	$—	$(28,400)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2021, the amount of transfers from Level 1 to Level 3 was $ 732,605. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

During the period ended November 30, 2021, the amount of transfers from Level 3 to Level 1 was $ 15. The investments was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.